Note 6 - Employee Benefit Plans (Details) - Deferred Compensation Plan (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Company common stock:
Shares held (in Shares)	21,020	20,820
Fair value	$ 450,889	$ 430,984
Mutual funds - fair value	140,770	69,136
Cash and cash equivalents	5,816	3,486
Employer contributions	35,010	24,978
Dividends on Company stock	$ 4,164	$ 5,220